Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,107,812	$ 11,993
Accounts receivable net	122,787	2,974
Other receivable	167,836	64,821
Inventory (Note 4)	40,803	113,156
Prepaid expenses and deposits	245,526	60,741
Total Current Assets	1,684,764	253,685
Investment (Note 18)	24,423	15,658
Property and Equipment, net (Note 5)	91,511	94,695
Right-of-use asset, net (Note 19)	38,506	60,125
Intangible Assets, net (Note 6)	62,948	57,145
Total Assets	1,902,152	481,308
Current Liabilities
Accounts payable and accrued liabilities	971,667	969,321
Payroll taxes payable	48,216	36,844
Related party loan (Note 10)	23,393	28,638
Promissory notes payable (Note 7)	367,058	267,881
Convertible promissory note, net (Note 8)	98,982
Loan payable (Note 20)	184,854
Current lease liability (Note 19)	23,883	22,000
Total Current Liabilities	1,718,053	1,324,684
Long Term - Lease Liability (Note 19)	14,624	39,185
Total Liabilities	1,732,677	1,363,869
Shareholders' Equity (Deficit)
Series A & B Preferred Stock, $0.0001 par value, 1,100,000 shares authorized, 1,000 Series A and 0 Series B issued and outstanding, respectively (Note 9)	1
Common stock, $0.0001 par value, 299,000,000 shares authorized, 76,412,359 and 41,906,790 shares issued and outstanding, respectively (Note 9)	7,640	4,191
Additional paid-in capital	12,658,596	8,642,423
Share subscriptions receivable	(1,577)	(1,577)
Share subscriptions payable	379,428	2,159,395
Accumulated deficit	(12,866,033)	(11,678,413)
Cumulative translation adjustment	(8,580)	(8,580)
Total Shareholders' Equity (Deficit)	169,475	(882,561)
Total Liabilities and Shareholders' Equity (Deficit)	$ 1,902,152	$ 481,308